Note 11 - Net Loss Per Share - Antidilutive Securities (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities (in shares)	10,996,963	3,460,787	8,568,375	3,550,141
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities (in shares)	5,172,649	3,447,426
Warrant [Member]
Antidilutive Securities (in shares)	5,824,314	13,361	3,728,821	13,361